ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net Of Tax [Abstract]
Accumulated Other Comprehensive Income Loss Note [Text Block]
23.	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table contains information about the company’s AOCI, net of taxes:

	Successor		Predecessor
	As at December 31	As at September 30	As at December 31
	2012	2012	2011
Unrecognized pension and other post-retirement benefit costs	$6.6	$–	$(89.6)
Foreign currency translation adjustments, net of related hedging activities [1]	–	–	0.7
Unrecognized loss on interest rate hedges	–	–	(0.5)
	$6.6	$–	$(89.4)

1	The accumulated net adjustment is comprised of non-taxable translation gain of $nil million (2011 – $2.3 million gain) and a net revaluation of long-term debt designated as a net investment hedge of $nil million loss (2011 – $1.6 million loss), net of tax of $nil million (2011 – $nil million). Effective October 1, 2011, the company no longer designates the net revaluation of long-term debt as a net investment hedge.